FAIR VALUE MEASUREMENTS (Details 2) - Impaired Loans [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value at the end of the period	$ 672	$ 1,184
Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value at the end of the period	672	1,184
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value at the end of the period	$ 672	$ 1,184
Fair Value Measurements, Valuation Techniques	Market comparable properties	Market comparable properties
Fair Value Measurements Unobservable Input	Marketability discount	Marketability discount
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Marketability discount (as a percent)	41.00%	7.00%
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Marketability discount (as a percent)	25.00%	5.00%
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Marketability discount (as a percent)	46.00%	10.00%